RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Home Skinnovations Ltd [Member]
Related Party Transaction [Line Items]
Payment for services received	$ 82	$ 247	$ 82
Subsidiary of Home Skinnovations Ltd [Member]
Related Party Transaction [Line Items]
Payment for services received	379	341	140
Spa Medical International SRL [Member]
Related Party Transaction [Line Items]
Payment for services received	$ 307	$ 710	$ 518